Document and Entity Information	Apr. 08, 2016
Prospectus:
Document Type	497
Document Period End Date	Apr. 08, 2016
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Apr. 08, 2016
Document Effective Date	Apr. 08, 2016
Prospectus Date	Feb. 01, 2016
AllianzGI Retirement 2015 Fund | A
Prospectus:
Trading Symbol	AZGAX
AllianzGI Retirement 2015 Fund | C
Prospectus:
Trading Symbol	AZGCX
AllianzGI Retirement 2015 Fund | P
Prospectus:
Trading Symbol	AZGPX
AllianzGI Retirement 2015 Fund | R
Prospectus:
Trading Symbol	AZGRX
AllianzGI Retirement 2015 Fund | R6
Prospectus:
Trading Symbol	AZGIX
AllianzGI Retirement 2015 Fund | Administrative
Prospectus:
Trading Symbol	AZAMX
AllianzGI Retirement 2020 Fund | A
Prospectus:
Trading Symbol	AGLAX
AllianzGI Retirement 2020 Fund | C
Prospectus:
Trading Symbol	ABSCX
AllianzGI Retirement 2020 Fund | P
Prospectus:
Trading Symbol	AGLPX
AllianzGI Retirement 2020 Fund | R
Prospectus:
Trading Symbol	AGLRX
AllianzGI Retirement 2020 Fund | R6
Prospectus:
Trading Symbol	AGNIX
AllianzGI Retirement 2020 Fund | Administrative
Prospectus:
Trading Symbol	AGLMX
AllianzGI Retirement 2030 Fund | A
Prospectus:
Trading Symbol	ABLAX
AllianzGI Retirement 2030 Fund | C
Prospectus:
Trading Symbol	ABLCX
AllianzGI Retirement 2030 Fund | P
Prospectus:
Trading Symbol	ABLPX
AllianzGI Retirement 2030 Fund | R
Prospectus:
Trading Symbol	ABLRX
AllianzGI Retirement 2030 Fund | R6
Prospectus:
Trading Symbol	ABLIX
AllianzGI Retirement 2030 Fund | Administrative
Prospectus:
Trading Symbol	ABAMX
AllianzGI Retirement 2040 Fund | A
Prospectus:
Trading Symbol	AVSAX
AllianzGI Retirement 2040 Fund | C
Prospectus:
Trading Symbol	AVSCX
AllianzGI Retirement 2040 Fund | P
Prospectus:
Trading Symbol	AVSPX
AllianzGI Retirement 2040 Fund | R
Prospectus:
Trading Symbol	AVSRX
AllianzGI Retirement 2040 Fund | R6
Prospectus:
Trading Symbol	AVTIX
AllianzGI Retirement 2040 Fund | Administrative
Prospectus:
Trading Symbol	AVAMX
AllianzGI Retirement 2050 Fund | A
Prospectus:
Trading Symbol	ASNAX
AllianzGI Retirement 2050 Fund | C
Prospectus:
Trading Symbol	ASNCX
AllianzGI Retirement 2050 Fund | P
Prospectus:
Trading Symbol	ASNPX
AllianzGI Retirement 2050 Fund | R
Prospectus:
Trading Symbol	ASNRX
AllianzGI Retirement 2050 Fund | R6
Prospectus:
Trading Symbol	ASNIX
AllianzGI Retirement 2050 Fund | Administrative
Prospectus:
Trading Symbol	ANAMX
AllianzGI Retirement Income Fund | P
Prospectus:
Trading Symbol	AGRPX
AllianzGI Retirement Income Fund | R
Prospectus:
Trading Symbol	ASRRX
AllianzGI Retirement Income Fund | R6
Prospectus:
Trading Symbol	AVRIX
AllianzGI Retirement Income Fund | Administrative
Prospectus:
Trading Symbol	ARAMX
AllianzGI Retirement Income Fund | A
Prospectus:
Trading Symbol	AGRAX
AllianzGI Retirement Income Fund | C
Prospectus:
Trading Symbol	ARTCX